Net Loss Per Share Attributable to Common Stockholders - Additional Information (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding	5,409,486	2,718,290	3,999,223	1,476,475